Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jul. 23, 2019
Convertible promissory note	[1]		$ 903,285		$ 903,285
Proceeds from the note							$ 1,000,000
Cash							900,000
Offset amounts owing to the lender							100,000
Beneficial conversion feature of debt discount							1,000,000
Debt discount							$ 2,600,000
Common stock shares issued					59,215,648		59,215,648
Settlement of debt			$ 443,907		$ 1,725,384	$ 19,387	$ 2,018,791	19,387
Related party debt settled					1,754,500	996,169	2,192,160	1,367,168
Interest expense					30,000		30,000
Related parties for proceeds		$ 1,070,000			$ 2,164,500	$ 1,480,777	4,484,979	$ 1,905,777
Sold 57 APEX Units [Member]
Settlement of debt							100,000
Related parties for proceeds							12,272
233 Lease Payments [Member]
Lease payments							$ 116,500
Settlement Agreement [Member]
Common stock shares issued							200,000,000
Repayment of convertible promissory note							$ 3,600,000
Settlement of debt							500,000
Related party debt settled							4,100,000
Interest expense							3,600,000
Beginning January of 2020 Through June of 2020 [Member]
Monthly minimum payment							50,000
Beginning July of 2020 [Member]
Monthly minimum payment							$ 100,000
Senior Management Team [Member]
Convertible promissory note									$ 3,600,000
Lender [Member]
Conversion of shares price per share							$ 0.005
Lender [Member] | Maximum [Member]
Conversion of shares value							$ 2,600,000
Chief Executive Officer [Member] | High Speed Computer Processing Equipment [Member]
Sale of equipment							$ 41,500

[1]	We entered into a $3,600,000 convertible promissory note with a member of the senior management team on July 23, 2019. We received proceeds of $1,000,000 from the note, including $900,000 in cash and $100,000 which offset amounts owing to the lender. In accordance with the terms of the note we are required to repay a monthly minimum payment of $50,000 beginning January of 2020 through June of 2020 and a monthly minimum payment of $100,000 beginning July of 2020 until the total principal amount has been repaid. The lender has the right to convert up to $2,600,000 of the outstanding and unpaid principal amount into shares of our common stock at a conversion price of $0.005 per share, subject to adjustment. During the nine months ended December 31, 2019 we recorded a beneficial conversion feature of $1,000,000 as a debt discount (see Note 8). Additionally, we recorded $2,600,000 as a debt discount, representing the difference between the face value of the note and the proceeds received. During the nine months ended December 31, 2019 we amortized $903,285 of the debt discount into interest expense.